Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of business segments | segment	2
Oil and natural gas revenues	$ 291,156,000	$ 278,340,000	$ 367,712,000
Midstream services revenues	5,218,000	1,864,000	1,213,000
Realized gain on derivatives	9,286,000	77,094,000	5,022,000
Unrealized gain on derivatives	(41,238,000)	(39,265,000)	58,302,000
Expenses	441,589,000	1,124,695,000	251,918,000
Operating (loss) income	(177,167,000)	(806,662,000)	180,331,000
Total Assets	1,464,665,000	1,140,861,000	1,434,490,000
Capital expenditures	454,360,000	698,437,000	610,372,000
Depletion, depreciation and amortization	122,048,000	178,847,000	134,737,000
Impairment charge of net capitalized costs	158,633,000	801,166,000	0
Carrying value of net assets sold	31,000,000
Operating Segments [Member] | Exploration and Production Segment [Member]
Segment Reporting Information [Line Items]
Oil and natural gas revenues	289,512,000	277,844,000	366,191,000
Realized gain on derivatives	9,286,000	77,094,000	5,022,000
Unrealized gain on derivatives	(41,238,000)	(39,265,000)	58,302,000
Expenses	391,098,000	1,078,534,000	220,374,000
Operating (loss) income	(133,538,000)	(762,861,000)	209,141,000
Total Assets	1,098,525,000	1,000,075,000	1,388,261,000
Capital expenditures	379,881,000	622,642,000	597,351,000
Depletion, depreciation and amortization	118,400,000	176,700,000	133,100,000
Impairment charge of net capitalized costs	158,600,000	801,200,000
Operating Segments [Member] | Midstream Segment [Member]
Segment Reporting Information [Line Items]
Oil and natural gas revenues	1,644,000	496,000	1,521,000
Midstream services revenues	18,982,000	11,485,000	4,929,000
Expenses	8,254,000	5,178,000	2,703,000
Operating (loss) income	12,372,000	6,803,000	3,747,000
Total Assets	140,459,000	75,980,000	35,100,000
Capital expenditures	67,566,000	75,009,000	12,504,000
Income (loss) attributable to noncontrolling interest	400,000	300,000	17,000
Depletion, depreciation and amortization	2,700,000	1,600,000	1,200,000
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Expenses	56,001,000	50,604,000	32,557,000
Operating (loss) income	(56,001,000)	(50,604,000)	(32,557,000)
Total Assets	225,681,000	64,806,000	11,129,000
Capital expenditures	6,913,000	786,000	517,000
Depletion, depreciation and amortization	900,000	500,000	400,000
Consolidation, Eliminations [Member]
Segment Reporting Information [Line Items]
Midstream services revenues	(13,764,000)	(9,621,000)	(3,716,000)
Expenses	(13,764,000)	$ (9,621,000)	$ (3,716,000)
Operating (loss) income	$ 0